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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2009
                                      TO
              PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 28, 2008 (as supplemented) for the Vintage L/SM/ and Vintage XC/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

1. THE ANNUITY CONTRACT

In "THE ANNUITY CONTRACT" section of the prospectus, replace the paragraph immediately above the "Market Timing" heading with the following:

   Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit--Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits--Guaranteed Withdrawal Benefits").

2. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," add the BlackRock Legacy Large Cap Growth Portfolio and the MetLife Stock Index Portfolio to Platform 2. Remove the FI Large Cap Portfolio, the Legg Mason Partners Variable Equity Index Portfolio, and the Met/AIM Capital Appreciation Portfolio from Platform 2.

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the section titled "Certain Payments We Receive with Regard to the Investment Portfolios" with the following:

   CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of

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   expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

   Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.

   We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See the prospectuses for the investment portfolios for information on the management fees paid by the investment portfolios and the Statements of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

   Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Other Information--Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

   We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated

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   insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.

   In certain instances, our ability to remove or replace an investment portfolio may be limited by the terms of a five-year agreement between MetLife and Legg Mason relating to the use of certain investment portfolios advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an investment portfolio, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider investment portfolios advised by Legg Mason affiliates in seeking to make a substitution for an investment portfolio advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup subsequently sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to us with respect to investment portfolios advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

   We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(Reg. TM). (See "Other Information --Distributor.")

   WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

Replace the sections titled "American Funds Insurance Series(Reg. TM) (Class 2)" through "Metropolitan Series Fund, Inc. - Asset Allocation Portfolios (Class
B)" with the following:

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AMERICAN FUNDS INSURANCE SERIES(Reg. TM) (CLASS 2)

American Funds Insurance Series(Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

Fidelity(Reg. TM) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. and Fidelity Research & Analysis Company serve as subadvisers. The following Service Class portfolio is available under the contract:

   Contrafund(Reg. TM) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund, and Templeton Investment Counsel, LLC is the investment adviser and Franklin Templeton Investment Management Limited is the subadviser for Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

   Franklin Income Securities Fund
   Templeton Foreign Securities Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

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   Legg Mason Partners Variable Aggressive Growth Portfolio (Class I)
   Legg Mason Partners Variable Appreciation Portfolio (Class I)
   Legg Mason Partners Variable Capital and Income Portfolio (Class II) Legg Mason Partners Variable Global Equity Portfolio
   Legg Mason Partners Variable Investors Portfolio (Class I)
   Legg Mason Partners Variable Small Cap Growth Portfolio (Class I)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I portfolios are available under the contract:

   Legg Mason Partners Variable Adjustable Rate Income Portfolio
   Legg Mason Partners Variable Global High Yield Bond Portfolio (Class I) Legg Mason Partners Variable Money Market Portfolio

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

   BlackRock Large Cap Core Portfolio (Class E)
   Clarion Global Real Estate Portfolio (Class B)
   Dreman Small Cap Value Portfolio (Class A)
   Janus Forty Portfolio (Class A)
   Lazard Mid Cap Portfolio (Class B)
   Legg Mason Value Equity Portfolio (Class B)
   Lord Abbett Growth and Income Portfolio (Class B)
   Lord Abbett Mid Cap Value Portfolio (Class B)
   Met/AIM Small Cap Growth Portfolio (Class A)
   MFS(Reg. TM) Emerging Markets Equity Portfolio (Class B)
   MFS(Reg. TM) Research International Portfolio (Class B)
   PIMCO Inflation Protected Bond Portfolio (Class B)
   PIMCO Total Return Portfolio (Class B)
   Pioneer Fund Portfolio (Class A)
   Pioneer Strategic Income Portfolio (Class A)


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   Van Kampen Comstock Portfolio (Class B)
   Van Kampen Mid Cap Growth Portfolio (Class B)

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

   BlackRock Bond Income Portfolio (Class E)
   BlackRock Legacy Large Cap Growth Portfolio (Class A)*
   FI Value Leaders Portfolio (Class D)
   MetLife Stock Index Portfolio (Class B)*
   MFS(Reg. TM) Total Return Portfolio (Class F)
   MFS(Reg. TM) Value Portfolio (Class A)

*  These portfolios are not available for investment prior to May 4, 2009.

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, Inc., the following Class B Asset Allocation Portfolios are available under the contract:

   MetLife Conservative Allocation Portfolio
   MetLife Conservative to Moderate Allocation Portfolio
   MetLife Moderate Allocation Portfolio
   MetLife Moderate to Aggressive Allocation Portfolio
   MetLife Aggressive Allocation Portfolio

4. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the fourth paragraph below the "Option 5. Payments for a Designated Period" paragraph with the following:

   Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.

Replace the first paragraph under the "Variable Annuity Payments" heading with the following:

   The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five
   (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than

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   those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

Replace the "Fixed Annuity Payments" paragraph with the following:

   The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.

5. LIVING BENEFITS

In the "LIVING BENEFITS" section, under "Description of GMIB Plus II - Exercising the GMIB Plus II Rider," replace item (2) with the following:

    (2)Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")

Under "Description of the Lifetime Withdrawal Guarantee II" and "Description of the Principal Guarantee," replace the "Required Minimum Distributions" paragraph with the following:

   REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to
   Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM
                                 ----
   DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON

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   INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated
   Required Minimum Distribution program, please contact our Annuity Service Center.

Under "Description of the Lifetime Withdrawal Guarantee II," replace the last two sentences of the "Joint Life Version" paragraph with the following:

   If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above). In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.

6. DEATH BENEFIT

In the "DEATH BENEFIT" section, add the following to the end of the second paragraph of the "Upon Your Death" section:

   If the death benefit payable is an amount that exceeds the account value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the account value, in accordance with the current allocation of the account value. This death benefit amount remains in the investment portfolios until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the investment portfolios on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

7. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, add the following to the end of the "Tax Sheltered Annuities" section:

   Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a
   Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.

Add the following after the third paragraph under the "Other Tax Issues" heading:

   Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009.

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   The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax advisor before waiving your 2009 required minimum distribution payment.

8. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the second paragraph under the "Requests and Elections" heading:

   A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.

9. APPENDIX A

At the end of Appendix A, delete "Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed November 12, 2007)" from the list of investment portfolios in the first paragraph in the "Discontinued Investment Portfolios" section.

Add the following to the end of the "Discontinued Investment Portfolios" section:

   Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).

   Effective as of May 4, 2009, Legg Mason Partners Variable Equity Trust: Legg Mason Partners Variable Equity Index Portfolio (Class II) was replaced with Metropolitan Series Fund, Inc.: MetLife Stock Index Portfolio (Class B).

   Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund, Inc.:
   BlackRock Legacy Large Cap Growth Portfolio (Class A).

   Effective as of May 4, 2009, Metropolitan Series Fund, Inc.: FI Large Cap Portfolio (Class A) merged into Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (Class A).

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10. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

              5 Park Plaza, Suite 1900   Telephone: 800-842-9325
              Irvine, CA 92614

VINTAGE L and VINTAGE XC are service marks of Citigroup Inc. or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.

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APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2)


American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks both capital appreciation and income.


FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)


Fidelity (Reg. TM) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class portfolio is available under the contract:


CONTRAFUND (Reg. TM) PORTFOLIO


SUBADVISERS: FMR Co., Inc. and Fidelity Research & Analysis Company


INVESTMENT OBJECTIVE: The Contrafund (Reg. TM) Portfolio seeks long-term capital appreciation.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Income Securities Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:


FRANKLIN INCOME SECURITIES FUND


INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.


TEMPLETON FOREIGN SECURITIES FUND


SUBADVISER: Franklin Templeton Investment Management Limited


INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.


LEGG MASON PARTNERS VARIABLE EQUITY TRUST


Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:



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LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Aggressive Growth Portfolio seeks capital apprecation.


LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Appreciation Portfolio seeks long-term appreciation of capital.


LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO (CLASS II)


SUBADVISERS: ClearBridge Advisors, LLC, Western Asset Management Company, and Western Asset Management Company Limited


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Capital and Income Portfolio seeks total return (that is, a combination of income and long-term capital appreciation).


LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO


SUBADVISER: Batterymarch Financial Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Global Equity Portfolio seeks long-term capital growth; dividend income, if any, is incidental to this objective.


LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Investors Portfolio seeks long-term growth of capital. Current income is a secondary objective.


LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Small Cap Growth Portfolio seeks long-term growth of capital.


LEGG MASON PARTNERS VARIABLE INCOME TRUST


Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I portfolios are available under the contract:


LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Adjustable Rate Income Portfolio seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.


LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO (CLASS I)


SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.


LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Money Market Portfolio seeks to maximize current income consistent with preservation of capital. The fund seeks to maintain a stable $1.00 share price. Of course, there is no assurance that the fund will achieve its objective.


MET INVESTORS SERIES TRUST


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors USA. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers, LLC on May 1, 2009.) The following portfolios are available under the contract:

BLACKROCK LARGE CAP CORE PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.


CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS B)


SUBADVISER: ING Clarion Real Estate Securities, L.P.


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


DREMAN SMALL CAP VALUE PORTFOLIO (CLASS A)


SUBADVISER: Dreman Value Management, LLC


INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.


JANUS FORTY PORTFOLIO (CLASS A)


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.


LAZARD MID CAP PORTFOLIO (CLASS B)


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LEGG MASON VALUE EQUITY PORTFOLIO (CLASS B)


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.


LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS B)


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.


LORD ABBETT MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.


MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS A)


SUBADVISER: Invesco Aim Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS B)


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks to provide maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)


SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


VAN KAMPEN MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen


INVESTMENT OBJECTIVE: The Van Kampen Mid Cap Growth Portfolio seeks capital appreciation.


METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)*


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.


FI VALUE LEADERS PORTFOLIO (CLASS D)


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)*


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS F)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS A)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


* These investment portfolios are not available for investment prior to May 4, 2009.


METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund, Inc. portfolios listed above, the following Class B portfolios are available under the contract:


METLIFE CONSERVATIVE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Conservative Allocation Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Conservative to Moderate Allocation Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate to Aggressive Allocation Portfolio seeks growth of capital.


METLIFE AGGRESSIVE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Allocation Portfolio seeks growth of capital.



                                      B-4